CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY	Adjustment Ordinary shares [Member] CNY (¥)	Adjustment Additional paid in capital [Member] CNY (¥)	Adjustment Statutory reserves [Member] CNY (¥)	Adjustment Accumulated other comprehensive (loss)/income [Member] CNY (¥)	Adjustment Treasury stock [Member] CNY (¥)	Adjustment Retained earnings (Accumulated losses) [Member] CNY (¥)	Adjustment Non-controlling interests [Member] CNY (¥)	Adjustment CNY (¥)	Ordinary shares [Member] CNY (¥) shares	Additional paid in capital [Member] CNY (¥)	Statutory reserves [Member] CNY (¥)	Accumulated other comprehensive (loss)/income [Member] CNY (¥)	Treasury stock [Member] CNY (¥) shares	Retained earnings (Accumulated losses) [Member] CNY (¥)	Non-controlling interests [Member] CNY (¥)	CNY (¥) shares	USD ($) shares
Cumulative effect of adoption of new accounting standard (Note (2g))									¥ 18,604	¥ 3,313,608,385	¥ 516,885,853	¥ 23,295,998	¥ (13,875,553)	¥ 2,849,339,968	¥ (10,213)	¥ 6,689,263,042
Beginning Balance at Dec. 31, 2017									¥ 18,604	3,313,608,385	516,885,853	23,295,998	¥ (13,875,553)	2,849,339,968	(10,213)	6,689,263,042
Beginning Balance (in shares) at Dec. 31, 2017 | shares									133,869,274				(1,723,200)
Share-based compensation expense									¥ 0	29,307,903	0	0	¥ 0	0	0	29,307,903
Appropriation to statutory reserves									0	0	53,290,350	0	0	(53,290,350)	0	0
Foreign currency exchange translation adjustment									0	0	0	47,004,900	0	0	0	47,004,900
Common stock offering									¥ 3,061	663,232,926	0	0	¥ 0	0	0	663,235,987
Common stock offering (in shares) | shares									24,273,499				0
Contribution from non-controlling interest									¥ 0	0	0	0	¥ 0	0	615,000,000	615,000,000
Cumulative effect of adoption of new accounting standard (Note (2g))									21,727	4,010,739,727	570,176,203	70,300,898	(13,875,553)	3,202,528,312	614,086,626	8,453,977,940
Exercise of share options									¥ 62	4,590,513	0	0	¥ 0	0	0	4,590,575
Exercise of share option (in shares) | shares									445,164				0
Net income									¥ 0	0	0	0	¥ 0	406,478,694	(903,161)	405,575,533
Ending Balance at Dec. 31, 2018									¥ 21,727	4,010,739,727	570,176,203	70,300,898	¥ (13,875,553)	3,202,528,312	614,086,626	8,453,977,940
Ending Balance (in shares) at Dec. 31, 2018 | shares									158,587,937				(1,723,200)
Cumulative effect of adoption of new accounting standard (Note (2g))									¥ 21,727	4,010,739,727	570,176,203	70,300,898	¥ (13,875,553)	3,202,528,312	614,086,626	8,453,977,940
Share-based compensation expense									0	4,578,315	0	0	0	0	0	4,578,315
Appropriation to statutory reserves									0	0	119,530,534	0	0	(119,530,534)	0	0
Foreign currency exchange translation adjustment									0	0	0	13,741,077	0	0	0	13,741,077
Common stock offering									¥ 2,579	488,948,216	0	0	0	0	0	488,950,795
Common stock offering (in shares) | shares									18,687,500
-Change in the instrument-specific credit risk (Note 24)									¥ 0	0	0	(21,089,777)	0	0	0	(21,089,777)
Contribution from non-controlling interest									0	0	0	0	0	0	2,595,780,000	2,595,780,000
Repurchase of non-controlling interest									0	0	0	0	0	0	97,848,385	97,848,385
Cumulative effect of adoption of new accounting standard (Note (2g))									24,767	4,582,849,862	689,706,737	62,952,198	(13,875,553)	3,981,660,004	3,137,708,510	8,453,977,940
Disposition of Poyang Luohong subsidiary									0	0	0	0	0	0	(97,848,385)	(97,848,385)
Exercise of share options									¥ 461	78,583,604	0	0	¥ 0	0	0	78,584,065
Exercise of share option (in shares) | shares									3,378,060				0
Net income									¥ 0	0	0	0	¥ 0	898,662,226	25,690,269	924,352,495
Ending Balance at Dec. 31, 2019									¥ 24,767	4,582,849,862	689,706,737	62,952,198	¥ (13,875,553)	3,981,660,004	3,137,708,510	12,441,026,525
Ending Balance (in shares) at Dec. 31, 2019 | shares									180,653,497				(1,723,200)
Cumulative effect of adoption of new accounting standard (Note (2g))									¥ 24,767	4,582,849,862	689,706,737	62,952,198	¥ (13,875,553)	3,981,660,004	3,137,708,510	12,441,026,525
Share-based compensation expense									0	922,868	0	0	0	0	0	922,868
Appropriation to statutory reserves									0	0	2,301,771	0	0	(2,301,771)	0	0
Foreign currency exchange translation adjustment									0	0	0	(251,893,476)	0	0	0	(251,893,476)	$ (38,604,364)
Share Repurchase(Note 25)									¥ 0	0	0	0	¥ (29,294,325)	0	0	29,294,325
Share Repurchase (Note 25) (in shares) | shares									0				(1,222,640)
Common stock offering									¥ 781	636,178,663	0	0	¥ 0	0	0	¥ 636,179,444
Common stock offering (in shares) | shares									5,976,272				0			5,976,272	5,976,272
-Change in the instrument-specific credit risk (Note 24)									¥ 0	0	0	60,325,828	¥ 0	0	0	¥ 60,325,828	$ 9,245,337
Contribution from non-controlling interest									0	0	0	0	0	0	865,000,000	865,000,000
Contribution from principal shareholders (Note 25)									0	139,854,157	0	0	0	0	(139,854,157)	0
Settlement of non-controlling interest (Note 19)									0	(171,497,761)	0	0	0	0	(3,798,746,361)	3,970,244,122
Repurchase of non-controlling interest									0	(20,624,812)	0	0	0	0	(266,060,904)	(286,685,716)
Equity financing in a subsidiary (Note 25)									0	0	0	0	0	0	3,100,000,000	3,100,000,000
Cumulative effect of adoption of new accounting standard (Note (2g))	¥ 0	¥ 0	¥ 0	¥ 0	¥ 0	¥ 6,607,526	¥ 0	¥ 6,607,526	26,052	5,251,244,630	692,008,508	(128,615,450)	(43,169,878)	4,216,350,412	3,002,917,709	12,990,761,983	$ 1,990,921,377
Disposition of Poyang Luohong subsidiary									0	20,624,812	0	0	0	0	266,060,904	286,685,716
Exercise of share options									¥ 504	83,561,653	0	0	¥ 0	0	0	¥ 83,562,157
Exercise of share option (in shares) | shares									3,750,540				0			3,750,540	3,750,540
Net income									¥ 0	0	0	0	¥ 0	230,384,653	104,870,621	¥ 335,255,274	$ 51,380,119
Ending Balance at Dec. 31, 2020	0	0	0	0	0	6,607,526	0	6,607,526	¥ 26,052	5,251,244,630	692,008,508	(128,615,450)	¥ (43,169,878)	4,216,350,412	3,002,917,709	12,990,761,983	1,990,921,377
Ending Balance (in shares) at Dec. 31, 2020 | shares									190,380,309				(2,945,840)
Cumulative effect of adoption of new accounting standard (Note (2g))	¥ 0	¥ 0	¥ 0	¥ 0	¥ 0	¥ 6,607,526	¥ 0	¥ 6,607,526	¥ 26,052	¥ 5,251,244,630	¥ 692,008,508	¥ (128,615,450)	¥ (43,169,878)	¥ 4,216,350,412	¥ 3,002,917,709	¥ 12,990,761,983	$ 1,990,921,377